Organizational structure (Tables)	12 Months Ended
Mar. 31, 2018
Interests in other entities [Abstract]
Disclosure of interests in other entities [text block]
Dr. Reddy’s Laboratories Limited is the parent company. Tabulated below is the list of subsidiaries and joint ventures as of March 31, 2018:

Name of the subsidiary/joint venture	Country of Incorporation	Percentage of Direct/Indirect Ownership Interest
Aurigene Discovery Technologies (Malaysia) Sdn. Bhd.	Malaysia	100	%(3)
Aurigene Discovery Technologies Inc.	U.S.A.	100	%(3)
Aurigene Discovery Technologies Limited	India	100%
beta Institut gemeinnützige GmbH	Germany	100	%(8)
betapharm Arzneimittel GmbH	Germany	100	%(8)
Cheminor Investments Limited	India	100%
Cheminor Employees Welfare Trust	India	Refer to footnote 16
Chirotech Technology Limited	United Kingdom	100	%(5)
Dr. Reddy’s Research Foundation	India	Refer to footnote 16
Dr. Reddy’s Farmaceutica Do Brasil Ltda.	Brazil	100%
Dr. Reddy’s Laboratories (EU) Limited	United Kingdom	100	%(10)
Dr. Reddy’s Laboratories (Proprietary) Limited	South Africa	100	%(10)
Dr. Reddy’s Laboratories (UK) Limited	United Kingdom	100	%(5)
Dr. Reddy’s Laboratories Canada, Inc.	Canada	100	%(10)
Dr. Reddy's Laboratories Chile SPA. (from June 16, 2017)	Chile	100	%(10)
Dr. Reddy’s Laboratories Inc.	U.S.A.	100	%(10)
Dr. Reddy’s Laboratories International SA	Switzerland	100	%(10)
Dr. Reddy’s Laboratories Japan KK	Japan	100	%(10)
Dr. Reddy’s Laboratories Kazakhstan LLP	Kazakhstan	100	%(10)
Dr. Reddy’s Laboratories Louisiana LLC	U.S.A.	100	%(6)
Dr. Reddy’s Laboratories Malaysia Sdn. Bhd. (from July 10, 2017)	Malaysia	100	%(10)
Dr. Reddy’s Laboratories New York, Inc.	U.S.A.	100	%(10)
Dr. Reddy’s Laboratories Romania S.R.L.	Romania	100	%(10)
Dr. Reddy’s Laboratories SA	Switzerland	100%
Dr. Reddy's Laboratories Taiwan Limited (from February 23, 2018)	Taiwan	100	%(10)
Dr. Reddy’s Laboratories Tennessee, LLC	U.S.A.	100	%(6)
Dr. Reddy’s Laboratories, LLC	Ukraine	100	%(10)
Dr. Reddy’s New Zealand Limited.	New Zealand	100	%(10)
Dr. Reddy’s Singapore PTE Limited	Singapore	100	%(10)
Dr. Reddy’s Srl	Italy	100	%(11)
Dr. Reddy's Bio-Sciences Limited	India	100%
Dr. Reddy's Laboratories (Australia) Pty. Limited	Australia	100	%(10)
Dr. Reddy's Laboratories SAS	Colombia	100	%(10)
Dr. Reddy's Research and Development B.V. (formerly Octoplus B.V.)	Netherlands	100	%(12)
Dr. Reddy's Venezuela, C.A.	Venezuela	100	%(10)
Dr. Reddy’s (WUXI) Pharmaceutical Company Limited (from June 2, 2017)	China	100	%(10)
DRANU LLC	U.S.A.	50	%(13)
DRES Energy Private Limited	India	26	%(14)
DRL Impex Limited	India	100	%(15)
DRSS Solar Power Private Limited (liquidated on November 1, 2017)	India	26	%(14) (2)
Eurobridge Consulting B.V.	Netherlands	100	%(1)
Idea2Enterprises (India) Pvt. Limited	India	100%
Imperial Credit Private Limited	India	100%
Industrias Quimicas Falcon de Mexico, S.A. de CV	Mexico	100%
Kunshan Rotam Reddy Pharmaceutical Co. Limited	China	51.33	%(4)
Lacock Holdings Limited	Cyprus	100	%(10)
OOO Dr. Reddy's Laboratories Limited	Russia	100	%(10)

Name of the subsidiary	Country of Incorporation	Percentage of Direct/Indirect Ownership Interest
OOO DRS LLC	Russia	100	%(9)
Promius Pharma LLC	U.S.A.	100	%(6)
Reddy Antilles N.V.	Netherlands	100%
Reddy Holding GmbH	Germany	100	%(10)
Reddy Netherlands B.V.	Netherlands	100	%(10)
Reddy Pharma Iberia SA	Spain	100	%(10)
Reddy Pharma Italia S.R.L.	Italy	100	%(7)
Reddy Pharma SAS	France	100	%(10)
Regkinetics Services Limited (formerly Dr. Reddy’s Pharma SEZ Limited)	India	100%

(1) Indirectly owned through Dr. Reddy’s Research and development B.V. (from March 29, 2018), formerly a subsidiary of Reddy Antilles N.V.

(2) Entities liquidated during the year.

(3) Indirectly owned through Aurigene Discovery Technologies Limited.

(4) Kunshan Rotam Reddy Pharmaceutical Co. Limited is a subsidiary, as the Company holds a 51.33% stake. However, the Company accounts for this investment by the equity method and does not consolidate it in the Company’s financial statements.

(5) Indirectly owned through Dr. Reddy’s Laboratories (EU) Limited.

(6) Indirectly owned through Dr. Reddy’s Laboratories Inc.

(7) Indirectly owned through Lacock Holdings Limited.

(8) Indirectly owned through Reddy Holding GmbH.

(9) Indirectly owned through Eurobridge Consulting B.V.

(10) Indirectly owned through Dr. Reddy’s Laboratories SA.

(11) Indirectly owned through Reddy Pharma Italia S.R.L.

(12) Indirectly owned through Reddy Netherlands B.V.

(13) DRANU LLC is consolidated in accordance with guidance available in IFRS 10.

(14) Accounted in accordance with IFRS 11 ‘Joint Arrangements’.

(15) Indirectly owned through Idea2Enterprises (India) Pvt. Limited.

(16) The Company does not have any equity interests in this entity, but has significant influence or control over it.